Other Non-Current Assets and Other Non-Current Financial Assets	12 Months Ended
Dec. 31, 2023
Non-current assets [abstract]
Other Non-Current Assets and Other Non-Current Financial Assets	Other Non-Current Assets and Other Non-Current Financial Assets
14.1 Other non-current assets

	December 31, 2023		December 31, 2022
Agreements with customers, net of accumulated amortization and other rights	Ps.	766	Ps.	771
Non-current prepaid advertising expenses		238		184
Guarantee deposits (1)		1,410		1,612
Prepaid bonuses		445		327
Advances to acquire property, plant and equipment		1,432		981
Recoverable taxes		2,120		1,844
Indemnifiable assets from business combinations (2)		1,030		1,555
Others		1,055		1,984
	Ps.	8,496	Ps.	9,258

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits including those related to business acquisitions. See Note 26.7.
(2)Corresponds to indemnification assets that are warranted by former Vonpar owners in accordance with the share purchase agreement.

14.2 Other non-current financial assets

	December 31, 2023		December 31, 2022
Non-current accounts receivable (3)	Ps.	1,686	Ps.	1,686
Derivative financial instruments (see Note 21)		3,880		3,520
Others		1,587		923
Other investments measured at FVTPL (2)		7,514		—
Other investments in equity instruments at FVOCI (1)		—		17,681
	Ps.	14,667	Ps.	23,810

(1)In 2023, the Company sold its investment in Jetro Restaurant Depot. As part of the purchase sale agreement, a note receivable was agreed for U.S.$933 (Ps. 15,954), see Note 9.2.
(2)The Company maintains an investment in Heineken shares that are linked to the Convertible Bond issued in February 2023.
(3)Includes long-term notes receivable held to maturity for Ps. 696, as well as long-term receivable for Ps. 543 related to Health Division.